Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	233,658,901.03	15,879
Yield Supplement Overcollateralization Amount 01/31/20	7,486,387.12	0
Receivables Balance 01/31/20	241,145,288.15	15,879
Principal Payments	9,696,962.23	264
Defaulted Receivables	411,331.19	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	7,037,165.38	0
Pool Balance at 02/29/20	223,999,829.35	15,595

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.78%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	2,792,081.95	150
Past Due 61-90 days	1,073,658.06	56
Past Due 91-120 days	85,317.53	7
Past Due 121+ days	0.00	0
Total	3,951,057.54	213

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	292,260.35
Aggregate Net Losses/(Gains) - February 2020	119,070.84
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.59%
Prior Net Losses Ratio	0.95%
Second Prior Net Losses Ratio	1.15%
Third Prior Net Losses Ratio	1.16%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.19%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	38.03

Flow of Funds	$ Amount

Collections	10,600,210.75
Investment Earnings on Cash Accounts	4,653.97
Servicing Fee	(200,954.41)
Transfer to Collection Account	0.00
Available Funds	10,403,910.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	362,954.72
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	3,002,307.52
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	358,875.16

Total Distributions of Available Funds	10,403,910.31

Servicing Fee	200,954.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 02/18/20	227,002,136.87
Principal Paid	9,659,071.68
Note Balance @ 03/16/20	217,343,065.19

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2a
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2b
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	163,322,136.87
Principal Paid	9,659,071.68
Note Balance @ 03/16/20	153,663,065.19
Note Factor @ 03/16/20	67.1017752%

Class A-4
Note Balance @ 02/18/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	52,030,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	11,650,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	385,963.47
Total Principal Paid	9,659,071.68
Total Paid	10,045,035.15

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.65825%
Coupon	1.75825%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	265,398.47
Principal Paid	9,659,071.68
Total Paid to A-3 Holders	9,924,470.15

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5841912
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6198942
Total Distribution Amount	15.2040854

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1589453
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.1793523
Total A-3 Distribution Amount	43.3382976

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	310.83
Noteholders' Principal Distributable Amount	689.17

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	1,664,191.04
Investment Earnings	2,021.50
Investment Earnings Paid	(2,021.50)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04